Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Credit Risk Description	Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD 71,136). As of December 31, 2025, cash balance of RMB 154,119,320 (USD 21,926,832) was deposited with financial institutions located in China, of which RMB 142,841,958 (USD 20,322,382) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 102,802) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of RMB 312,616,435 (USD 44,476,502) was maintained at financial institutions in Hong Kong, of which RMB 306,456,415 (USD 43,600,105) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2025, cash balance of USD 7,571,246 (RMB 53,216,777) was deposited with a financial institution located in US, USD 6,761,512 (RMB 47,525,319) of which was subject to credit risk. In Singapore, Singapore Deposit Insurance Corporation Limited (SDIC) provides the insurance coverage of each bank is SGD 100,000 (USD 77,660). As of December 31, 2025, cash balance of RMB 707,668,136 (USD 100,681,217) was deposited with financial institutions located in Singapore, of which RMB 705,483,015 (USD 100,370,336) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%	9.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	41.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	67.10%	50.50%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.40%
Purchases [Member] | Vendor Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.80%
Purchases [Member] | Vendor Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		71.50%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Five Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	92.70%